Other income (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Other income
Grant income	€ 518	€ 2,835
Other income	12	123
Total other income	€ 530	€ 2,958	€ 1,509	€ 4,428